Segment reporting	6 Months Ended
Jun. 30, 2025
Segment reporting
Segment reporting

Note 13 — Segment reporting

ASC 280 establishes standards for reporting information about operating segments on a basis consistent with the Group’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Group’s business segments.

The Group’s CODM, the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing the performance of the Group as a whole and hence, the Group has only one reportable segment. The single reportable segment contains provision of adult education supporting services, safety technology training services and online course services. The Group has concluded that consolidated net income (loss) is the measure of segment profitability. The CODM assesses performance for the Group, monitors budget versus actual results, and determines how to allocate resources based on consolidated net income (loss) as reported in the unaudited condensed consolidated statements of income (loss). Operating expenses are reviewed in aggregate.

	For the six months ended June 30,
	2024	2025	2025
	RMB	RMB	US$
Revenue	8,921,488	9,383,590	1,309,899
Add:
Other income	15,639	573,182	80,013
Less:
Cost of services	43,219	4,531,782	632,612
Staff cost	1,350,476	26,251,973	366,463
Consulting expenses	483,766	3,308,126	461,797
Depreciation and amortization	83,741	767,121	107,086
Rental expenses	105,879	548,350	76,547
Annual listing fee	69,815	506,508	70,706
Provision for credit losses	—	1,550,481	216,439
Interest expenses	49,642	109,609	15,301
Other segment items*	573,864	552,741	77,159
Income taxes provision (benefit)	957,599	(197,766)	(27,607)
Segment net income	5,219,126	(4,345,377)	(606,591)
*	Other segment items included entertainment expenses, office expenses, travelling expenses and other expenses for administrative purposes.

The Group does not distinguish between markets or segments for the purpose of internal reporting. The Group’s assets are substantially all located in the PRC and substantially all of the Group’s revenue and expenses are derived from the PRC. Therefore, no geographical segments are presented.